Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000178768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class I/JCAFX)
Account Value	$ 322,203.664874	$ 322,203.664874	$ 322,203.664874	$ 306,503.638209	$ 308,039.145581	$ 324,626.959951	$ 303,672.975026	$ 299,551.423032	$ 283,331.627991	$ 278,048.126898	$ 275,969.773695	$ 258,822.28	$ 250,000
Average Annual Return, Percent	5.12%	1.47%	2.57%
C000001742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class A/TACAX)
Account Value	$ 12,228.118866	$ 12,228.118866	$ 12,228.118866	11,661.625106	11,725.99696	12,377.000319	11,605.925166	11,465.533039	10,860.920373	10,663.476718	10,597.23931	9,938.775552	9,600
Average Annual Return, Percent	0.62%	0.47%	2.03%
C000001742 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class A/TACAX)—excluding sales charge
Average Annual Return, Percent	4.86%	1.30%	2.45%
C000193017 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class R6/JCSRX)
Account Value	$ 1,289,070.643243	$ 1,289,070.643243	$ 1,289,070.643243	1,227,369.104586	1,232,015.973153	1,297,952.136374	1,213,782.816092	1,196,967.824069	1,131,791.772656	1,110,778.836178	1,103,879.095088	1,035,289.13	1,000,000
Average Annual Return, Percent	5.03%	1.49%	2.57%
C000001744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class C/TCCAX)
Account Value	$ 11,818.176863	$ 11,818.176863	$ 11,818.176863	11,355.4668	11,504.434967	12,234.779094	11,558.915438	11,504.884359	10,979.989685	10,861.494043	10,875.146158	10,275.8151	10,000
Average Annual Return, Percent	3.07%	0.54%	1.68%
C000001744 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge
Average Annual Return, Percent	4.07%	0.54%	1.68%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488.283807	$ 12,488.283807	$ 12,488.283807	12,163.184746	12,103.834682	12,986.116223	12,398.978942	11,924.606872	11,206.888273	11,083.416026	10,924.019291	10,318.2155	10,000
Average Annual Return, Percent	2.67%	0.93%	2.25%
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,486.143862	$ 12,486.143862	$ 12,486.143862	$ 12,166.137462	$ 12,059.91422	$ 12,954.124618	$ 12,489.735278	$ 11,941.750785	$ 11,255.582558	$ 11,097.039707	$ 10,971.034848	$ 10,356.0036	$ 10,000
Average Annual Return, Percent	2.63%	0.90%	2.25%